CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Convertible Preferred Shares	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive Income (loss)	Accumulated deficit	Total
Beginning balance , convertible preferred share at Dec. 31, 2020	$ 300,490
Beginning balance , convertible preferred share (shares) at Dec. 31, 2020	58,724,580
Balance at Dec. 31, 2020		$ 0	$ 21,524	$ 131	$ (245,914)	$ (224,259)
Balance (shares) at Dec. 31, 2020		13,773,000
Issuance of Series F convertible preferred shares, net	$ 10,000
Issuance of Series F convertible preferred shares, net (shares)	455,942
Issuance of ordinary shares in connection with asset acquisition			776			776
Issuance of ordinary shares in connection with asset acquisition (shares)		33,150
Conversion of convertible preferred shares to ordinary shares upon initial public offering	$ (310,490)
Conversion of convertible preferred shares to ordinary shares upon initial public offering (shares)	(59,180,522)
Conversion of convertible preferred shares to ordinary shares upon initial public offering		$ 0	310,490	0	0	310,490
Conversion of convertible preferred shares to ordinary shares upon initial public offering (shares)		59,180,522
Issuance of ordinary shares upon initial public offering, net of underwriting discounts and commissions and other issuance costs		$ 0	263,911	0	0	263,911
Issuance of ordinary shares upon initial public offering, net of underwriting discounts and commissions and other issuance costs (shares)		9,250,000
Exercise of share options and vested RSUs		$ 0	2,849	0	0	2,849
Exercise of share options and vested RSUs (shares)		1,517,334
Share-based compensation		$ 0	27,332	0	0	27,332
Other comprehensive income		0	0	324		324
Net loss attributable to WalkMe Ltd. including adjustment to redeemable non-controlling interest		0	(16,689)	0	(79,124)	(95,813)
Ending balance, convertible preferred share at Dec. 31, 2021	$ 0
Ending balance, convertible preferred share (shares) at Dec. 31, 2021	0
Balance at Dec. 31, 2021		$ 0	610,193	455	(325,038)	285,610
Balance (shares) at Dec. 31, 2021		83,754,006
Exercise of share options and vested RSUs		$ 0	5,036	0	0	5,036
Exercise of share options and vested RSUs (shares)		2,358,586
Issuance of ordinary shares under Employee Share Purchase Plan		$ 0	7,656	0	0	7,656
Issuance of ordinary shares under Employee Share Purchase Plan (Shares)		667,490
Share-based compensation		$ 0	50,772	0	0	50,772
Other comprehensive income		0	0	(2,272)	0	(2,272)
Net loss attributable to WalkMe Ltd. including adjustment to redeemable non-controlling interest		0	14,979	0	(107,607)	(92,628)
Ending balance, convertible preferred share at Dec. 31, 2022	$ 0
Ending balance, convertible preferred share (shares) at Dec. 31, 2022	0
Balance at Dec. 31, 2022		$ 0	688,636	(1,817)	(432,645)	254,174
Balance (shares) at Dec. 31, 2022		86,780,082
Exercise of share options and vested RSUs		$ 0	1,864	0	0	1,864
Exercise of share options and vested RSUs (shares)		3,492,917
Issuance of ordinary shares under Employee Share Purchase Plan		$ 0	4,874	0	0	4,874
Issuance of ordinary shares under Employee Share Purchase Plan (Shares)		591,663
Share-based compensation			56,076			56,076
Other comprehensive income				2,295		2,295
Net loss attributable to WalkMe Ltd. including adjustment to redeemable non-controlling interest		$ 0	(2,649)		(56,487)	(59,136)
Ending balance, convertible preferred share at Dec. 31, 2023	$ 0
Ending balance, convertible preferred share (shares) at Dec. 31, 2023	0
Balance at Dec. 31, 2023		$ 0	$ 748,801	$ 478	$ (489,132)	$ 260,147
Balance (shares) at Dec. 31, 2023		90,864,662